August 25, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Income Securities Trust (the "Registrant")

     File Nos. 811-4186

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending June 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/Alfred P. Ouellette
Alfred Ouellette
Attorney and Assistant Secretary



ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Income Securities Trust

6.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman President and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 17

For your information
page 33


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came just in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of cur-
rent income
consistent with
prudent invest-
ment risk by
investing at least
80% of its assets
in a diversified
portfolio of
income securities.

Over the last six months

* Bonds posted mixed results as interest rates rose.

* Lower-quality corporate bonds and mortgage-backed securities posted positive results, while Treasury bonds declined.

* The Fund reduced its overall risk profile during the period.

[Bar chart with heading "John Hancock Income Securities Trust." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2004." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The bar represents the -0.75% total return for the Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

19.9%   Federal National Mortgage Assn.
 5.2%   U.S. Treasury
 3.1%   Federal Home Loan Mortgage Corp.
 1.2%   General Motors Acceptance Corp.
 1.0%   Financing Corp.
 1.0%   Midland Funding Corp. II
 0.9%   NOVA Chemicals Corp.
 0.8%   Sprint Capital Corp.
 0.8%   Banc of America Mortgage Securities, Inc.
 0.8%   Office Depot, Inc.

As a percentage of net assets plus value of preferred shares on June 30, 2004.

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Income Securities Trust

Rising interest rates dampened bond market performance during the first six months of 2004. The robust economic recovery that blossomed in 2003 continued to gain momentum in the first half of 2004. The only missing piece in the economic puzzle was job growth, which continued to disappoint in the first quarter of the year. However, an upturn in the employment numbers finally materialized in the last few months of the period. The rebound in job growth, coupled with rising commodity prices (particularly oil), led the Federal Reserve to raise short-term interest rates on the final day of the period. The Fed's first rate hike in more than four years increased the federal funds rate target from a 46-year low of 1% to 1.25%.

"Rising interest rates
 dampened bond
 market performance dur
 ing the first six months
 of 2004."

The bond market rallied early in the year as job growth remained weak, but the employment rebound in the latter part of the period sent yields sharply higher, causing bonds to give up their earlier gains. Short-term bond yields increased the most, reflecting expectations of more Fed rate hikes later in the year. Despite the negative impact of rising interest rates, bonds managed to tread water during the period -- the broad Lehman Brothers U.S. Aggregate Index returned 0.15%.

Lower-quality corporate bonds and mortgage-backed securities, which are among the highest-yielding segments of the bond market, were the best performers during the period. Investment-grade corporate bonds and Treasury securities posted modestly negative returns.

FUND PERFORMANCE

For the six months ended June 30, 2004, John Hancock Income Securities Trust produced a total return of -0.75% at net asset value. The average closed-end BBB-rated corporate debt fund returned 0.11% according to Lipper, Inc., while the Lehman Brothers Government/Credit Bond Index returned -0.19%. We

[Photos of Barry Evans and Jeff Given flush right at top of page.]

attribute our underperformance to the weak performance of a few select corporate credits, and to insufficient weightings in both the high yield and mortgage bond sectors.

CORPORATE BONDS BOOST RESULTS

Corporate bonds made up more than half of the portfolio during the six-month period. The vast majority of the portfolio's corporate bonds were lower-quality issues, which include below-investment-grade securities and bonds rated BBB, the lowest investment-grade rating. These securities were the best performers in the bond market during the period.

Within the portfolio, the top performers included two lower-rated credits, PDVSA Finance and XM Satellite Radio. PDVSA, the finance arm of the state-run Venezuelan oil company, made a cash tender offer for its bonds at a price above face value, and the bonds rallied in response. At XM Satellite Radio, subscriber growth for the company's commercial-free satellite radio service has been very strong, both in vehicles and in homes. The nascent development of satellite radio is reminiscent of the early days of cable television.

During the six-month period, we trimmed the portfolio's cable and media bond holdings. These segments of the market had performed very well over the past couple of years, so we reduced our exposure by taking some profits in selected names, such as Clear Channel Communications and Liberty Media. We increased the portfolio's exposure to finance-related bonds, which offered attractive values. Recent additions to the portfolio included insurance firm Liberty Mutual and Japanese banking conglomerate Mizuho Finance.

"Mortgage-backed securi-
 ties, which made up about
 a quarter of the portfolio
 during the period, also per
 formed well."

MORTGAGES PAY OFF

Mortgage-backed securities, which made up about a quarter of the portfolio during the period, also performed well. Mortgage-backed bonds lagged the other sectors of the bond market in the first quarter of the year as falling interest rates led to a brief mortgage refinancing wave. However, when interest rates rose

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Government--U.S. agencies 24%, the second is Utilities 6%, the third is Telecommunications 6%, the fourth is Government--U.S. 5% and the fifth is Finance 5%.]

later in the period, refinancing activity dropped off, allowing mortgage-backed securities to hold their value better than most other types of bonds.

TAKING SOME RISK OFF THE TABLE

We made no major changes to the portfolio during the period, but given the rising interest rate environment, we made some modest adjustments to reduce the portfolio's overall risk profile. For example, we reduced the interest rate sensitivity of the portfolio to limit the negative impact of higher rates. We also trimmed our exposure to preferred stocks -- which occupy the lower rungs of the capital structure -- and moved the proceeds into Treasury bonds and mortgage-backed securities.

Although the credit quality of the portfolio remained roughly the same throughout the period, we shortened the average maturity of the portfolio's lower-quality corporate bond holdings. This helped lower the degree of credit risk in the portfolio without changing its overall credit quality.

[Pie chart at middle of page with heading "Portfolio diversification 1." The chart is divided into five sections (from top to left): Corporate bonds 63%, U.S. government & agency bonds 24%, Preferred stocks 7%, Short-term investments & other 5% and Foreign government bonds 1%.]

OUTLOOK

Economic growth has been moderating recently but remains quite strong overall, and the inflation rate has picked up in the last six months. Consequently, we expect the Fed to continue raising short-term interest rates in the coming months, although it is likely to do so at a gradual pace. As of June 30, the futures market was projecting a federal funds rate target of 2.25% -- 2.50% by the end of 2004. This backdrop suggests that bond yields will rise in the second half of 2004, but we think the

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Corn Products International followed by an up arrow with the phrase "Higher earnings and reduced debt stoked expectations for a credit upgrade." The second listing is Mizuho Finance followed by an up arrow with the phrase "Benefited from growth in China and the strengthening Japanese bank industry." The third listing is Golden State Tobacco followed by a down arrow with the phrase "Adverse legal rulings hurt tobacco-revenue bonds."]

bond market has already priced in the effects of a strong economy and several Fed rate hikes, so we believe yields will remain in a somewhat narrow range.

In the portfolio, we continue to favor corporate bonds, with a focus on lower-rated issues. The economy's strength should provide a further lift to corporate earnings and help companies repair their balance sheets. Lower-quality corporate bonds should benefit the most from the improving credit environment. We also intend to maintain our meaningful position in mortgage-backed securities, which should benefit from less refinancing activity and a relatively stable interest rate environment.

"...we expect the Fed to
  continue raising short-
 term interest rates
 in the coming months..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on June 30, 2004

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2004
(unaudited)

This schedule is divided into three main categories: publicly traded bonds, preferred stocks and short-term investments. Publicly traded bonds and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.



ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
PUBLICLY TRADED BONDS 133.27%                                                                            $232,696,255
(Cost $231,957,238)

Aerospace 0.67%                                                                                             1,175,753
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 08-15-14 (B) (l) (R)                    10.910%     D               $550           2,750
Raytheon Co.,
Note 03-01-10                                                         8.300      BBB-           1,000       1,173,003

Agricultural Operations 0.71%                                                                               1,231,826
Bunge Limited Finance Corp.,
Gtd Note 12-15-08                                                     4.375      BBB            1,250       1,231,826

Automobiles/Trucks 0.61%                                                                                    1,070,410
American Axle & Manufacturing, Inc.,
Sr Note 02-11-14                                                      5.250      BBB              500         479,947
Ford Motor Co.,
Deb 02-15-47                                                          9.980      BBB-             500         590,463

Banks -- Foreign 3.58%                                                                                      6,254,764
Barclays Bank Plc,

Perpetual Bond (6.860% to 0 6-15-32
then variable) (United Kingdom) 06-15-49 (R)                          6.860      Aa3            1,600       1,653,824
HSBC Capital Funding LP,
Gtd Bond, Step Coupon (4.610% to 06-27-13
then variable) (Channel Islands) 12-29-49 (R)                         4.610      A-             1,000         906,539
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands) 12-29-49                                    8.375      Baa1             750         772,500
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) 12-31-49 (R)                                           5.260      AA             1,500       1,451,524
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom) 08-31-49                              7.648      A                650         729,785
Woori Bank,
Sub Note (5.750% to 03-13-09 then variable)
(South Korea) 03-13-14 (R)                                            5.750      BBB-             750         740,592

See notes to
financial statements.


6


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Banks -- United States 1.39%                                                                               $2,422,791
Bank of New York,
Cap Security 12-01-26 (R)                                             7.780%     A-              $650         694,273
Capital One Bank,
Sub Note 06-13-13                                                     6.500      BB+              750         773,311
Wachovia Corp.,
Sub Note 02-15-14                                                     4.875      A-             1,000         955,207

Beverages 0.61%                                                                                             1,070,000
Panamerican Beverages, Inc.,
Sr Note (Panama) 07-01-09                                             7.250      BBB            1,000       1,070,000

Broker Services 0.79%                                                                                       1,383,932
Morgan Stanley,
Sub Note 04-01-14                                                     4.750      A              1,500       1,383,932

Building 1.72%                                                                                              3,009,091
KB Home,
Sr Note 02-01-14                                                      5.750      BB+            1,000         920,000
Pulte Homes Inc.,
Note 02-15-13                                                         6.250      BBB-           1,000       1,021,505
Toll Brothers, Inc.,
Gtd Sr Note 11-15-12                                                  6.875      BBB-           1,000       1,067,586

Chemicals 2.76%                                                                                             4,821,007
NOVA Chemicals Corp.,
Note (Canada) 09-15-05                                                7.000      BB+            1,000       1,032,500
Sr Note (Canada) 05-15-06                                             7.000      BB+            1,280       1,337,600
Potash Corp. of Saskatchewan, Inc.,
Note (Canada) 05-31-11                                                7.750      BBB+           1,000       1,146,378
RPM International, Inc.,
Bond 12-15-13 (R)                                                     6.250      BBB            1,300       1,304,529

Computers 0.24%                                                                                               426,588
NCR Corp.,
Note 06-15-09                                                         7.125      BBB-             390         426,588

Containers 1.42%                                                                                            2,475,940
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note 05-15-13                                                  8.250      B                500         516,250
Sealed Air Corp.,
Sr Note 04-15-08 (R)                                                  5.375      BBB            1,895       1,959,690

Diversified Operations 2.91%                                                                                5,073,629
Brascan Corp.,
Note (Canada) 03-01-10                                                5.750      A-             1,750       1,799,847
Glencore Funding LLC,
Gtd Note 04-15-14 (R)                                                 6.000      BBB            1,000         927,540

See notes to
financial statements.


7


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Diversified Operations (continued)
Hutchison Whampoa International Ltd.,
Gtd Note (U.S. Virgin Islands) 02-13-13 (R)                          6.500%      A-              $750        $750,571
Tyco International Group S.A.,
Gtd Note (Luxembourg) 10-15-11                                        6.375      BBB            1,500       1,595,671

Electronics 1.65%                                                                                           2,880,615
AMETEK, Inc.,
Sr Note 07-15-08                                                      7.200      BBB            1,500       1,620,360
Jabil Circuit, Inc.,
Sr Note 07-15-10                                                      5.875      BB+            1,220       1,260,255

Finance 7.63%                                                                                              13,312,579
Capital One Financial Corp.,
Note 11-15-13                                                         6.250      BB+            1,000       1,010,737
Citigroup, Inc.,
Sub Note 10-31-33                                                     6.000      A+               560         535,442
Credit-Based Asset Servicing & Securitization,
Pass Thru Ctf Ser 2004-CB4 Class A3
05-25-35***                                                           4.632      AAA            1,000         999,400
Duke Capital LLC,
Sr Note 10-01-19                                                      8.000      BBB-             750         837,844
Ford Motor Credit Co.,
Note 10-28-09                                                         7.375      BBB-           1,625       1,734,242
General Motors Acceptance Corp.,
Note 03-02-11                                                         7.250      BBB            3,000       3,148,599
Household Finance Corp.,
Note 05-15-11                                                         6.750      A              1,390       1,518,995
Humpuss Funding Corp.,
Note 12-15-09 (R)                                                     7.720      B2               232         206,241
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C 09-15-10 (R)                              6.600      BBB            1,000       1,068,743
PDVSA Finance Ltd.,
Note (Cayman Islands) 11-16-12                                        8.500      B+               565         587,600
PPL Capital Funding,
Gtd Note 03-01-09 (R)                                                 4.330      BBB-           1,000         967,997
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) 12-31-49 (R)                               8.485      Baa1             615         696,739

Food 0.53%                                                                                                    924,762
Corn Products International, Inc.,
Sr Note 08-15-09                                                      8.450      BBB-             835         924,762

Furniture 0.60%                                                                                             1,051,086
Steelcase, Inc.,
Sr Note 11-15-06                                                      6.375      BBB-           1,020       1,051,086

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Government -- Foreign 0.88%                                                                                $1,539,720
Colombia, Republic of,
Note (Colombia) 01-23-12                                             10.000%     BB              $750         776,250
United Mexican States,
Global Medium Term Note Ser A
(Mexico) 01-16-13                                                     6.375      BBB-             765         763,470

Government -- U.S. 7.83%                                                                                   13,669,904
United States Treasury,
Bond 08-15-17+                                                        8.875      AAA            1,215       1,664,882
Bond 05-15-18+                                                        9.125      AAA              495         694,895
Bond 02-15-31+                                                        5.375      AAA            2,365       2,385,233
Note 08-15-09+                                                        6.000      AAA            3,345       3,675,710
Note 05-15-14+                                                        4.750      AAA            5,195       5,249,184

Government -- U.S. Agencies 36.21%                                                                         63,221,380
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf 01-01-16                                         11.250      AAA               52          57,002
30 Yr Pass Thru Ctf 04-01-33                                          5.500      AAA            5,017       5,010,039
CMO REMIC 2563-PA 03-15-31                                            4.250      AAA            1,015         982,203
Note 07-15-09                                                         4.250      AAA            2,000       1,995,250
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 02-01-08                                          7.500      AAA                6           6,153
15 Yr Pass Thru Ctf 09-01-10 to 04-01-17                              7.000      AAA            2,037       2,164,442
30 Yr Pass Thru Ctf 04-01-33                                          5.500      AAA            1,244       1,243,738
30 Yr Pass Thru Ctf 10-01-33 to 01-01-34                              6.000      AAA           39,435      40,306,560
30 Yr Pass Thru Ctf 02-01-34                                          7.000      AAA            1,547       1,632,498
30 Yr Pass Thru Ctf 07-01-34***                                       6.500      AAA            3,880       4,038,839
CMO REMIC 2003-16-PD 10-25-16                                         5.000      AAA            1,340       1,330,758
CMO REMIC 2003-17-QT 08-25-27                                         5.000      AAA            1,675       1,647,116
Financing Corp.,
Bond 02-08-18                                                         9.400      AAA            2,000       2,757,434
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 11-15-19 to 02-15-25                              9.500      AAA               33          37,080
30 Yr Pass Thru Ctf 11-15-20                                         10.000      AAA               11          12,268

Insurance 2.70%                                                                                             4,715,133
Assurant, Inc.,
Note 02-15-14                                                         5.625      BBB+             510         500,717
Liberty Mutual Group,
Note 03-15-14 (R)                                                     5.750      BBB              750         723,786
Mantis Reef Ltd.,
Note (Australia) 11-14-08 (R)                                         4.692      A-             1,000         987,673
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                             7.625      AA               485         570,762

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Insurance (continued)
Ohio Casualty Corp.,
Note 06-15-14                                                         7.300%     BB              $750        $751,589
QBE Insurance Group Ltd.,
Bond (Australia) 07-01-23 (R)                                         5.647      BBB            1,000         951,291
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                                  7.875      AA-              210         229,315

Leisure 3.07%                                                                                               5,362,821
Brunswick Corp.,
Note 06-01-11                                                         5.000      BBB+           1,000       1,001,600
Chukchansi Economic Development Auth.,
Sr Note 06-15-09 (R)                                                 14.500    Caa1**             500         620,000
Harrah's Operating Co., Inc.,
Gtd Sr Note 07-01-10 (R)                                              5.500      BBB-           1,130       1,135,659
Gtd Sr Sub Note 12-15-05                                              7.875      BB+              745         786,906
Hyatt Equities LLC,
Note 06-15-07 (R)                                                     6.875      BBB            1,060       1,126,968
Waterford Gaming LLC,
Sr Note 09-15-12 (R)                                                  8.625      B+               651         691,688

Machinery 1.14%                                                                                             1,985,955
Kennametal, Inc.,
Sr Note 06-15-12                                                      7.200      BBB            1,405       1,485,955
Manitowoc Co., Inc., (The),
Sr Note 11-01-13                                                      7.125      B+               500         500,000

Media 5.30%                                                                                                 9,258,249
British Sky Broadcasting Group Plc,
Sr Note (United Kingdom) 07-15-09                                     8.200      BBB-             945       1,088,801
Comcast Cable Communications, Inc.,
Note 11-15-08                                                         6.200      BBB            1,020       1,086,660
Continental Cablevision, Inc.,
Deb 08-01-13                                                          9.500      BBB              660         732,593
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                  8.625      B+               275         287,031
Grupo Televisa S.A.,
Note (Mexico) 09-13-11                                                8.000      BBB-           1,855       2,003,400
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07                                            12.875      B+                39          39,204
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                                   8.250      BBB-             540         642,230
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada) 03-15-05                                      10.000      BBB-             445         461,925
TCI Communications, Inc.,
Sr Deb 02-01-12                                                       9.800      BBB              860       1,078,184

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Media (continued)
Time Warner, Inc.,
Deb 01-15-13                                                          9.125%     BBB+          $1,114      $1,358,073
XM Satellite Radio, Inc.,
Sr Sec Note, Step Coupon (Zero to 12-31-05
then 14.000%) 12-31-09 (A)                                             Zero      CCC+             509         480,148

Medical 3.36%                                                                                               5,874,416
HCA, Inc.,
Note 11-06-08                                                         5.250      BBB-           1,000         993,815
Note 09-01-10                                                         8.750      BBB-             900       1,027,677
Medco Health Solutions, Inc.,
Sr Note 08-15-13                                                      7.250      BBB            1,550       1,659,605
Schering-Plough Corp.,
Sr Note 12-01-33                                                      6.500      A-               750         745,655
Wyeth,
Note 03-15-13                                                         5.500      A              1,500       1,447,664

Mortgage Banking 7.01%                                                                                     12,245,981
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A4 11-25-33                          4.965      AAA            2,000       1,986,034
Banc of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2004-D
Class 2A1 05-25-34                                                    3.647      AAA            2,168       2,094,006
Bear Stearns Commercial Mortgage
Securities, Inc.,
CMO Sub Bond Ser 2004-ESA
Class C 05-14-16 (R)                                                  4.937      AA             1,000       1,003,437
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class AF4 08-25-32                                         4.510      AAA            2,000       1,932,025
ContiMortgage Home Equity Loan Trust,
Home Equity Pass Thru Ctf Ser 1995-2
Class A5 08-15-25                                                     8.100      AAA              262         261,747
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1
Class C 06-15-31                                                      6.861      A2               415         445,398
DLJ Mortgage Acceptance Corp.,
Commercial Mortgage Pass Thru Ctf
Ser 1996-CF1 Class B1 03-13-28 (R)                                    8.530      A              1,535       1,671,515
Global Signal Trust,
Sub Bond Ser 2004-1A Class D 01-15-34 (R)                             5.098      BBB            2,000       1,923,397
LB-UBS Commercial Mortgage Trust,
Commercial Mortgage Pass Thru Ctf
Ser 2003-C3 Class A4 05-15-32                                         4.166      AAA            1,000         928,422

See notes to
financial statements.


11


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Oil & Gas 3.49%                                                                                            $6,100,015
Alberta Energy Co. Ltd.,
Note (Canada) 09-15-30                                                8.125%     A-              $725         870,737
Key Energy Group, Inc.,
Conv Sub Note 09-15-04+                                               5.000      B                335         333,744
Magellan Midstream Partners, L.P.,
Note 06-01-14                                                         6.450      BBB              500         502,246
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                                      10.125      BBB+           1,160       1,440,483
Pemex Project Funding Master Trust,
Gtd Note 10-13-10                                                     9.125      BBB-           1,115       1,276,675
TEPPCO Partners, L.P.,
Gtd Sr Note 02-15-12                                                  7.625      BBB            1,500       1,676,130

Paper & Paper Products 4.36%                                                                                7,614,848
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada) 12-15-06                                         6.950      BB             2,000       2,049,742
Boise Cascade Corp.,
Sr Note 11-01-10                                                      6.500      BB             1,085       1,103,988
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 07-15-09 (B) (R)                                    13.750      D**              500         250,000
International Paper Co.,
Note 10-30-12                                                         5.850      BBB            2,000       2,031,368
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12                                            9.625      B                750         821,250
Stone Container Corp.,
Sr Note 02-01-11                                                      9.750      B                285         313,500
Sr Note 07-01-12                                                      8.375      B              1,000       1,045,000

Real Estate Investment Trust 2.06%                                                                          3,587,228
Healthcare Realty Trust, Inc.,
Sr Note 05-01-11                                                      8.125      BBB-             175         201,201
Meditrust,
Note 08-15-07                                                         7.000      BB-            1,710       1,748,475
ProLogis Trust,
Sr Note 07-15-06                                                      7.050      BBB+             510         550,682
Spieker Properties L.P.,
Note 12-01-06                                                         7.125      BBB+           1,000       1,086,870

Real Estate Operations 0.33%                                                                                  568,507
Socgen Real Estate Co. LLC,

Perpetual Bond Ser A (7.640% to 09-30-07
then variable) 12-31-49 (R)                                           7.640      A                515         568,507

See notes to
financial statements.


12


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Retail 3.12%                                                                                               $5,437,932
Delhaize America, Inc.,
Gtd Note 04-15-11                                                     8.125%     BB+           $1,500       1,637,296
Gap, Inc. (The),
Note 12-15-08+                                                       10.550      BB+              515         623,150
Office Depot, Inc.,
Note 08-15-13                                                         6.250      BBB-           2,000       2,059,986
Penney J.C. Corp., Inc.,
Note 03-01-10                                                         8.000      BB+            1,000       1,117,500

Revenue Bonds 0.52%                                                                                           908,636
Golden State Tobacco Securitization Corp.,
Rev Ser 2003-A-1 06-01-39                                             6.750      BBB            1,020         908,636

Telecommunications 9.78%                                                                                   17,068,183
America Movil S.A. de C.V.,
Gtd Note (Mexico) 03-01-14 (R)                                        5.500      BBB-             765         704,709
AT&T Corp.,
Sr Note 11-15-11                                                      7.300      BBB            2,000       2,053,448
AT&T Wireless Services, Inc.,
Note 05-01-12                                                         8.125      BBB            1,525       1,763,130
Corning, Inc.,
Note 03-01-09                                                         6.300      BB+              240         244,399
Note 04-04-25                                                         8.300      BB+            1,000       1,040,922
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down on rating)
(Netherlands) 06-15-10                                                8.000      BBB+           1,005       1,174,401
France Telecom S.A.,
Note (France) 03-01-11                                                8.750      BBB+           1,150       1,332,644
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) 01-30-08 (R)                                 9.750      BB-              400         412,000
Nextel Communications, Inc.,
Sr Note 08-01-15                                                      7.375      BB               500         505,000
Qwest Capital Funding, Inc.,
Gtd Note 08-15-06+                                                    7.750      B              1,000         990,000
Sprint Capital Corp.,
Gtd Sr Note 01-30-11                                                  7.625      BBB-           1,000       1,105,489
Note 05-01-19                                                         6.900      BBB-           1,000       1,005,956
Telecom Italia Capital,
Gtd Class B Note (Luxembourg) 11-15-13 (R)                            5.250      BBB+           1,500       1,451,769
Telefonos de Mexico S.A. de C.V.,
Note (Mexico) 11-19-08                                                4.500      BBB-           1,750       1,698,812
Telus Corp.,
Note (Canada) 06-01-11                                                8.000      BBB            1,395       1,585,504

Tobacco 0.88%                                                                                               1,527,484
Altria Group, Inc.,
Note 11-04-13                                                         7.000      BBB            1,500       1,527,484

See notes to
financial statements.


13


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Transportation 3.00%                                                                                       $5,245,469
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 10-01-11                                     7.858%     A-            $1,000         994,804
CNF, Inc.,
Sr Deb 05-01-34 (R)                                                   6.700      BBB-             560         545,150
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A 02-02-19                                    6.545      A-             1,591       1,489,033
CSX Corp.,
Sr Note 11-01-09                                                      4.875      BBB            2,000       2,010,488
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C 01-02-05                                   10.150      B-                32          20,218
Pass Thru Ctf Ser 1996-1D 01-02-15                                    8.970      B-               286         185,776

Utilities 9.58%                                                                                            16,727,277
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A 01-02-17                                     9.000      BB+              400         429,931
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond 06-01-17                                    9.000      BB+              513         579,331
BVPS II Funding Corp.,
Collateralized Lease Bond 06-01-17                                    8.890      BB+              700         783,153
CalEnergy Co., Inc.,
Sr Bond 09-15-28                                                      8.480      BBB-             550         661,530
CenterPoint Energy, Inc.,
Sr Note Ser B 09-01-10                                                7.250      BBB-             500         531,759
El Paso Electric Co.,
1st Mtg Ser E 05-01-11                                                9.400      BBB-           1,000       1,135,819
Empresa Electrica Guacolda S.A.,
Sec Sr Note (Chile) 04-30-13 (R)                                      8.625      BBB-             900         933,947
HQI Transelect Chile S.A.,
Sr Note (Chile) 04-15-11                                              7.875      A-             1,230       1,388,251
IPALCO Enterprises, Inc.,
Sr Sec Note 11-14-11                                                  7.625      BB-              325         352,625
Korea Gas Corp.,
Sr Unsub Note (South Korea) 11-26-10 (R)                              4.750      A-             1,000         964,744
Midland Funding Corp. II,
Deb Ser B 07-23-06                                                   13.250      BB-            2,225       2,558,750
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R)                                     9.625      BBB-             514         587,613
NorAm Energy Corp.,
Deb 02-01-08                                                          6.500      BBB              525         555,364
PNPP II Funding Corp.,
Deb 05-30-16                                                          9.120      BB+              495         569,141
Salton Sea Funding Corp.,
Sr Sec Note Ser C 05-30-10                                            7.840      BB+              913         951,117
System Energy Resources, Inc.,
Sec Bond 01-15-14 (R)                                                 5.129      BBB-             500         491,490

See notes to
financial statements.


14


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                        RATE        RATING*    (000s OMITTED)      VALUE
Utilities (continued)
TransAlta Corp.,
Note (Canada) 12-15-13                                                5.750%     BBB-          $2,000      $1,980,284
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond 01-02-17                                    8.090      BBB-           1,154       1,272,428

Waste Disposal Service & Equip. 0.83%                                                                       1,452,344
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B 08-01-09                                       10.000      B+             1,375       1,452,344



                                                                               CREDIT
ISSUER, DESCRIPTION                                                            RATING*         SHARES           VALUE
PREFERRED STOCKS 10.87%                                                                                   $18,973,562
(Cost $19,498,139)

Automobiles / Trucks 0.81%                                                                                  1,408,000
Delphi Trust I, 8.25%                                                            Baa3          55,000       1,408,000

Banks 3.37%                                                                                                 5,888,432
Abbey National Plc, 7.375%, (United Kingdom)                                     A-            41,300       1,058,932
BAC Capital Trust III, 7.00%                                                     A-            40,000       1,014,400
Bank One Capital Trust VI, 7.20%                                                 A-            55,000       1,400,850
Fleet Capital Trust VII, 7.20%                                                   A-            55,000       1,394,250
USB Capital IV, 7.35%                                                            A-            40,000       1,020,000

Finance 1.30%                                                                                               2,271,800
Citigroup Capital VII, 7.125%                                                    A             40,000       1,016,800
Merrill Lynch Preferred Capital Trust III, 7.00%                                 A-            50,000       1,255,000

Media 0.58%                                                                                                 1,010,800
Viacom, Inc., 7.25%                                                              A-            40,000       1,010,800

Real Estate Investment Trust 2.18%                                                                          3,811,850
Apartment Investment & Management Co., 8.00%, Ser T                              B+            55,000       1,326,600
Health Care Property Investors, Inc., 7.10%, Ser F                               BBB           50,000       1,212,000
ProLogis Trust, 6.75%, Ser F                                                     BBB           55,000       1,273,250

Telecommunications 0.58%                                                                                    1,002,800
Telephone & Data Systems, Inc., 7.60%, Ser A                                     A-            40,000       1,002,800

Utilities 2.05%                                                                                             3,579,880
Ameren Corp., 9.75%, Conv                                                        BBB+          20,000         529,800
Dominion Resources, Inc., 9.50%, Conv                                            BBB+           7,950         432,480
DTE Energy Co., 8.75%, Conv                                                      BBB           20,000         502,000
KeySpan Corp., 8.75%, Conv                                                       A3            20,000       1,034,000
PSEG Funding Trust II, 8.75%                                                     BB+           40,000       1,081,600

See notes to
financial statements.


15

FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                           INTEREST          CREDIT     PAR VALUE
MATURITY DATE                                                  RATE              RATING*    (000s OMITTED)      VALUE
SHORT-TERM INVESTMENTS 5.49%                                                                               $9,588,000
(Cost $9,588,000)

Government -- U.S. Agencies 5.44%
Federal Home Loan Bank, Disc Note 07-01-04                       Zero             AAA          $9,500       9,500,000

Joint Repurchase Agreement 0.05%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
06-30-04, due 07-01-04 (Secured by U.S.
Treasury Inflation Indexed Bonds, 3.625%
due 04-15-28 and 3.375% due 04-15-32, and
U.S. Treasury Inflation Indexed Note, 2.000%
due 01-15-14)                                                   1.300%                             88          88,000

TOTAL INVESTMENTS 149.63%                                                                                $261,257,817

OTHER ASSETS AND LIABILITIES, NET (49.63%)                                                               ($86,655,397)

TOTAL NET ASSETS 100.00%                                                                                 $174,602,420


  + All or a portion of this security is on loan as of June 30, 2004.

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, unless indicated otherwise.

 ** Security rated internally by John Hancock Advisers, LLC.

*** All or a portion of these securities, having an aggregate value of $5,038,239 or 2.89% of the Fund's net assets, have been purchased as forward commitments; that is, the Fund has agreed on trade date to take delivery of and to make payment for such securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $5,146,213 of Federal National Mortgage Assn., 6.000%, 12-01-33 has been segregated to cover the forward commitments.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income-producing issuer, filed for protection under the Federal Bankruptcy code or is in default of interest payment.

(l) This security is fair valued in good faith under procedures established by the Board of Trustees.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $31,876,972 or 18.26% of the Fund's net assets as of June 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S.-dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of what
the Fund owns, is
due and owes.
You'll also find
the net asset
value for each
common share.

ASSETS
Investments at value (cost $261,043,377)
including $18,084,771 of securities loaned                       $261,257,817
Cash segregated for futures contacts                                  480,000
Receivable for investments sold                                     4,990,743
Dividends and interest receivable                                   3,068,547
Other assets                                                           15,480

Total assets                                                      269,812,587

LIABILITIES
Due to custodian                                                       13,419
Payable for investments purchased                                   5,416,059
Payable for futures variation margin                                  284,375
Payable to affiliates
Management fees                                                       342,431
Other                                                                   7,581
Other payable and accrued expenses                                    135,266

Total liabilities                                                   6,199,131
Auction Preferred Shares (APS) Series A, at value,
unlimited number of shares of beneficial interest
authorized with no par value, 1,780 shares issued,
liquidation preference of $25,000 per share                        44,505,518
APS Series B, at value, unlimited number of shares of
beneficial interest authorized with no par value,
1,780 shares issued, liquidation preference of
$25,000 per share                                                  44,505,518

NET ASSETS
Common shares capital paid-in                                     175,846,613
Accumulated net realized loss on investments                         (556,747)
Net unrealized depreciation of investments                           (341,917)
Distributions in excess of net investment income                     (345,529)

Net assets                                                       $174,602,420

NET ASSET VALUE PER COMMON SHARE
Based on 11,078,144 common shares outstanding --
30 million shares authorized with no par value                         $15.76

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $641)                $6,793,057
Dividends                                                           1,120,155
Securities lending                                                     14,840

Total investment income                                             7,928,052

EXPENSES
Investment management fees                                            692,174
APS auction fees                                                      121,637
Transfer agent fees                                                    52,886
Printing                                                               41,731
Accounting and legal services fees                                     36,609
Custodian fees                                                         32,856
Professional fees                                                      22,652
Registration and filing fees                                           11,922
Trustees' fees                                                          7,409
Miscellaneous                                                           6,494
Interest                                                                1,800
Securities lending fees                                                   364

Total expenses                                                      1,028,534

Net investment income                                               6,899,518

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                            26,263
Financial futures contracts                                           412,303
Change in net unrealized appreciation (depreciation) of
Investments                                                        (7,847,886)
Financial futures contracts                                          (585,856)

Net realized and unrealized loss                                   (7,995,176)

Distributions to APS Series A                                        (255,664)
Distributions to APS Series B                                        (259,473)

Decrease in net assets from operations                            ($1,610,795)

1 Semiannual period from 1-1-04 through 6-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif
ference reflects
earnings less
expenses, any
investment gains
and losses,
 distributions to
shareholders, if
any, and any
increase due to
reinvestment of
distributions.

                                                           YEAR        PERIOD
                                                          ENDED         ENDED
                                                       12-31-03       6-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                               $10,219,224    $6,899,518
Net realized gain                                     4,029,289       438,566
Change in net unrealized
appreciation (depreciation)                           2,963,709    (8,433,742)
Distributions to APS Series A and B 2                  (170,668)     (515,137)

Increase (decrease) in net assets
resulting from operations                            17,041,554    (1,610,795)

Distributions to common shareholders
From net investment income                          (10,500,286)   (6,861,816)
From net realized gains                              (2,903,395)           --
                                                    (13,403,681)   (6,861,816)
From Fund share transactions                            504,097       344,829

NET ASSETS
Beginning of period                                 178,588,232   182,730,202

End of period 3                                    $182,730,202   174,602,420

1 Semiannual period from 1-1-04 through 6-30-04. Unaudited.

2 APS Series A and B were issued on 11-4-03.

3 Includes accumulated (distribution in excess of) net investment income of $131,906 and ($345,529), respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          12-31-99 1  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03     6-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $16.64      $15.37      $15.89        $16.06      $16.31      $16.53
Net investment income 4                                   1.10        1.07        1.00          0.89        0.93        0.62
Net realized and unrealized
gain (loss) on investments                               (1.27)       0.52        0.19          0.28        0.63       (0.72)
Distributions to APS Series A and B 5                       --          --          --            --       (0.02)      (0.05)
Total from
investment operations                                    (0.17)       1.59        1.19          1.17        1.54       (0.15)
Less distributions
to common shareholders
From net investment income                               (1.10)      (1.07)      (1.02)        (0.92)      (0.96)      (0.62)
From net realized gains                                     --          --          --            --       (0.26)         --
                                                         (1.10)      (1.07)      (1.02)        (0.92)      (1.22)      (0.62)
Capital charges
Offering costs and underwriting
discounts related to APS                                    --          --          --            --       (0.10)         --
Net asset value, end of period                          $15.37      $15.89      $16.06        $16.31      $16.53      $15.76
Per share market value,
end of period                                           $12.69      $14.44      $14.65        $14.66      $15.39      $14.57
Total return at market value 6 (%)                      (13.42)      23.06        8.69          6.42       13.49       (1.45) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to common shares,
end of period (in millions)                               $165        $172        $175          $179        $183        $175
Ratio of expenses
to average net assets 8 (%)                               0.80        0.84        0.80          0.84        0.87        1.14 9
Ratio of net investment income
to average net assets 10 (%)                              6.88        6.89        6.17          5.56        5.58        7.62 9
Portfolio turnover (%)                                     184         248         299           371         273          61

SENIOR SECURITIES
Total APS Series A outstanding
(in millions)                                               --          --          --            --         $45         $45
Total APS Series B outstanding
(in millions)                                               --          --          --            --         $45         $45
Involuntary liquidation preference
APS Series A per unit (in thousands)                        --          --          --            --         $25         $25
Involuntary liquidation preference
APS Series B per unit (in thousands)                        --          --          --            --         $25         $25
Average market value per unit
(in thousands)                                              --          --          --            --         $25         $25
Asset coverage per unit 11                                  --          --          --            --     $75,402     $73,235

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

 1 Audited by previous auditor.

 2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.30%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

 3 Semiannual period from 1-1-04 through 6-30-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 APS Series A and B were issued on 11-4-03.

 6 Assumes dividend reinvestment.

 7 Not annualized.

 8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses during the year or period ended December 31, 2003 and June 30, 2004, would have been 0.81% and 0.76%, respectively.

 9 Annualized.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income during the year or period ended December 31, 2003 and June 30, 2004, would have been 5.19% and 5.12%, respectively.

11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited


NOTE A
Accounting policies

John Hancock Income Securities Trust (the "Fund") is a closed-end diversified management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of common shares each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no written options transactions during the period ended June 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2004, the Fund loaned securities having a market value of $18,084,771 collateralized by securities in the amount of $18,512,813. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On June 30, 2004, the Fund had deposited $480,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on June 30, 2004:

                  NUMBER OF
OPEN CONTRACTS    CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
US TBond          100         Short      SEPT 04      ($195,231)
US TBond          50          Short      SEPT 04      (103,475)
U.S. 10YR TNote   200         Short      SEPT 04       (257,651)
                                                      ($556,357)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $150,000,000 of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets"), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next
$100,000,000 and (d) 0.300% of the Fund's average daily managed assets in excess of $300,000,000.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $36,609. The Fund also paid the Adviser the amount of $600 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is the director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

This listing illustrates the Fund common shares distributions reinvested, offering costs and underwriting discount charged to capital paid-in, reclassification of the capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.



                                 YEAR ENDED 12-31-03          PERIOD ENDED 6-30-04 1
                             SHARES           AMOUNT        SHARES          AMOUNT
Beginning of period      10,952,182     $175,212,973    11,056,746    $175,501,784
Distributions reinvested    104,564        1,602,997        21,398         344,829
Offering costs and
underwriting discount
related to Auction
Preferred Shares                 --       (1,098,900)           --              --
Reclassification of
capital accounts                 --         (215,286)           --              --

End of period            11,056,746     $175,501,784    11,078,144    $175,846,613

1 Semiannual period from 1-1-04 through 6-30-04. Unaudited.

Auction preferred shares

The Fund issued a total of 3,560 Auction Preferred Shares: 1,780 shares of Series A Auction Preferred Shares and 1,780 shares of Series B Auction Preferred Shares (collectively, the "Preferred Shares" or "APS") on November 4, 2003, in a public offering. The offering costs of $208,900 and the underwriting discount of $890,000 has been charged to capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction. Dividend rates on APS Series A ranged from 1.00% to 1.35% and Series B from 1.04% to 1.50% during the period ended June 30, 2004. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2004, aggregated $138,811,804 and $144,655,014 respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $22,189,104 and $22,677,139, respectively, during the period ended June 30, 2004.

The cost of investments owned on June 30, 2004, including short-term investments, for federal income tax purposes, was $261,877,419. Gross unrealized appreciation and depreciation of investments aggregated $4,498,456 and $5,118,058, respectively, resulting in net unrealized depreciation of $619,602. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

INVESTMENT
OBJECTIVE
AND POLICY

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange. The Fund's investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. "Net assets" is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund's total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody's Investors Service, Inc., or Standard & Poor's Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 331/3% of its net assets at market value and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost. The Fund may lend portfolio securities not to exceed 331/3% of total assets.

BY-LAWS

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures, which must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On August 21, 2003, shareholders approved the amendment of the Fund's by-laws effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform the Fund's maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

FINANCIAL FUTURES
CONTRACTS
AND OPTIONS

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

DIVIDENDS AND
DISTRIBUTIONS

The Fund pays quarterly dividends from net investment income and intends to distribute any available net realized capital gains annually. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment Plan.

During the period ended June 30, 2004, the Fund paid to shareholders dividends from net investment income totaling $0.62 per share. The dates of payment and the amounts per share are as follows:

                         INCOME
PAYMENT DATE           DIVIDEND
-------------------------------
March 31, 2004            $0.31
June 30, 2004              0.31

DIVIDEND
REINVESTMENT PLAN

The Fund offers its common shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund's common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the "Plan Agent") will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund's common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder's account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within five to seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938
(telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

SHAREHOLDER MEETING

On March 18, 2004, the Annual Meeting of the Fund was held to elect eight Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 9,690,800 shares of beneficial interest were voted at the meeting.

The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, (there were no current nominees for election by the preferred shareholders), with the votes tabulated as follows:

                                                   WITHHELD
                                  FOR             AUTHORITY
--------------------------------------------------------------
Dennis S. Aronowitz               9,517,213         170,044
Richard P. Chapman, Jr.           9,529,269         157,988
William J. Cosgrove               9,526,425         160,832
Richard A. Farrell                9,533,594         153,663
William F. Glavin                 9,442,578         244,679
Maureen Ford Goldfarb             9,523,397         163,860
Patti McGill Peterson             9,449,460         237,797
John W. Pratt                     9,527,108         160,149

The shareholders also ratified the Trustees' selection of PricewaterhouseCoopers LLP as the Fund's independent auditors for the fiscal year ending December 31, 2004, with the votes tabulated as follows: 9,470,514 FOR, 126,126 AGAINST and 94,160 ABSTAINING.

FOR YOUR
INFORMATION

TRUSTEES

Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND REGISTRAR

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT FOR APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Wilmer Cutler Pickering  Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

STOCK SYMBOL

Listed New York Stock Exchange:
JHS

For shareholder assistance refer to page 30


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   Mellon Investor Services
                                  85 Challenger Road
                                  Overpeck Centre
                                  Ridgefield Park, NJ 07660

Customer service representatives  1-800-852-0218

Portfolio commentary              1-800-344-7054

24-hour automated information     1-800-843-0090

TDD Line                          1-800-231-5469

The Fund's proxy voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090
1-800-231-5469 (TDD)

www.jhfunds.com

---------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
---------------

P60SA     6/04
          8/04

 ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  August 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  August 25, 2004